Financial assets and liabilities analysis per instrument class and strategy (Tables)	12 Months Ended
Dec. 31, 2021
Financial assets and liabilities analysis per instrument class and strategy
Summary of financial assets and liabilities disclosed in the balance sheet

The financial assets and liabilities disclosed in the balance sheet are detailed as follows:

As of December 31, 2021			Other
(M$)		Fair value through	Comprehensive	Fair value of bonds
Assets / (Liabilities)	Amortized cost	P&L	Income	hedging instruments	Total	Fair value
Equity affiliates: loans	4,532	–	–	–	4,532	4,532
Other investments	–	1,052	573	–	1,625	1,625
Non-current financial assets	847	770	–	787	2,404	2,404
Other non-current assets	2,419	–	–	–	2,419	2,419
Accounts receivable, net(b)	21,983	–	–	–	21,983	21,983
Other operating receivables	7,141	21,067	1,345	–	29,553	29,553
Current financial assets	12,001	272	–	42	12,315	12,315
Cash and cash equivalents	21,342	–	–	–	21,342	21,342
Total financial assets	70,265	23,161	1,918	829	96,173	96,173
Total non-financial assets					197,285
TOTAL ASSETS					293,458
Non-current financial debt(a)	(47,973)	(41)	–	(1,498)	(49,512)	(53,144)
Accounts payable(b)	(36,837)	–	–	–	(36,837)	(36,837)
Other operating liabilities	(11,128)	(15,266)	(900)	–	(27,294)	(27,294)
Current borrowings(a)	(15,035)	–	–	–	(15,035)	(15,039)
Other current financial liabilities	–	(56)	–	(316)	(372)	(372)
Total financial liabilities	(110,973)	(15,363)	(900)	(1,814)	(129,050)	(132,686)
Total non-financial liabilities					(164,408)
TOTAL LIABILITIES					(293,458)
(a)	The financial debt is adjusted to the hedged risks value (currency and interest rate) as part of hedge accounting (see Note 15 to the Consolidated Financial Statements).
(b)	The impact of offsetting on accounts receivable, net is $(4,584) million and $4,584 million on accounts payable.

As of December 31, 2020			Other
(M$)		Fair value through	Comprehensive	Fair value of bonds
Assets / (Liabilities)	Amortized cost	P&L	Income	hedging instruments	Total	Fair value
Equity affiliates: loans	5,129	–	–	–	5,129	5,129
Other investments	–	1,224	783	–	2,007	2,007
Non-current financial assets	1,019	541	–	3,221	4,781	4,781
Other non-current assets	2,745	–	–	–	2,745	2,745
Accounts receivable, net(b)	14,068	–	–	–	14,068	14,068
Other operating receivables	6,615	1,428	–	–	8,043	8,043
Current financial assets	4,547	65	–	18	4,630	4,630
Cash and cash equivalents	31,268	–	–	–	31,268	31,268
Total financial assets	65,391	3,258	783	3,239	72,671	72,671
Total non-financial assets					193,461
TOTAL ASSETS					266,132
Non-current financial debt(a)	(58,470)	(118)	–	(1,615)	(60,203)	(66,210)
Accounts payable(b)	(23,574)	–	–	–	(23,574)	(23,574)
Other operating liabilities	(10,635)	(3,666)	–	(1)	(14,302)	(14,302)
Current borrowings(a)	(17,099)	–	–	–	(17,099)	(17,121)
Other current financial liabilities	–	(99)	–	(104)	(203)	(203)
Total financial liabilities	(109,778)	(3,883)	–	(1,720)	(115,381)	(121,410)
Total non-financial liabilities					(150,751)
TOTAL LIABILITIES					(266,132)
(a)	The financial debt is adjusted to the hedged risks value (currency and interest rate) as part of hedge accounting (see Note 15 to the Consolidated Financial Statements).
(b)	The impact of offsetting on accounts receivable, net is $(1,844) million and $1,844 million on accounts payable.

As of December 31, 2019			Other
(M$)		Fair value through	Comprehensive	Fair value of bonds
Assets / (Liabilities)	Amortized cost	P&L	Income	hedging instruments	Total	Fair value
Equity affiliates: loans	3,999	–	–	–	3,999	3,999
Other investments	–	1,272	506	–	1,778	1,778
Non-current financial assets	164	236	–	512	912	912
Other non-current assets	2,314	–	–	–	2,314	2,314
Accounts receivable, net(b)	18,488	–	–	–	18,488	18,488
Other operating receivables	6,713	4,791	–	2	11,506	11,506
Current financial assets	3,870	122	–	–	3,992	3,992
Cash and cash equivalents	27,352	–	–	–	27,352	27,352
Total financial assets	62,900	6,421	506	514	70,341	70,341
Total non-financial assets					202,953
TOTAL ASSETS					273,294
Non-current financial debt(a)	(46,035)	(44)	–	(1,694)	(47,773)	(50,921)
Accounts payable(b)	(28,394)	–	–	–	(28,394)	(28,394)
Other operating liabilities	(10,927)	(5,333)	–	(2)	(16,262)	(16,262)
Current borrowings (a)	(14,819)	–	–	–	(14,819)	(14,819)
Other current financial liabilities	–	(63)	–	(424)	(487)	(487)
Total financial liabilities	(100,175)	(5,440)	–	(2,120)	(107,735)	(110,883)
Total non-financial liabilities					(165,559)
TOTAL LIABILITIES					(273,294)

(a)	The financial debt is adjusted to the hedged risks value (currency and interest rate) as part of hedge accounting (see Note 15 to the Consolidated Financial Statements).
(b)	The impact of offsetting on accounts receivable, net is $(2,073) million and $2,073 million on accounts payable.